Schedule of Investments (unaudited)	iShares® MSCI Europe Financials ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Austria — 0.7%
Erste Group Bank AG	319,160	$11,604,404

Belgium — 2.2%
Ageas SA/NV	150,418	6,701,958
Groupe Bruxelles Lambert NV	92,761	8,325,430
KBC Group NV	232,425	16,615,691
Sofina SA	14,284	3,279,502
		34,922,581
Denmark — 1.3%
Danske Bank A/S(a)	642,814	13,585,735
Tryg A/S	335,779	7,935,457
		21,521,192
Finland — 1.4%
Sampo OYJ, Class A	445,467	22,591,838

France — 10.6%
Amundi SA(b)	56,908	3,728,319
AXA SA	1,748,788	57,080,761
BNP Paribas SA	1,032,822	66,734,156
Credit Agricole SA	1,131,710	13,833,489
Eurazeo SE	40,775	2,911,492
Euronext NV(b)	79,356	6,311,123
Societe Generale SA	752,168	18,268,854
Wendel SE	24,562	2,755,347
		171,623,541
Germany — 13.7%
Allianz SE, Registered	374,968	94,157,073
Commerzbank AG(a)	988,885	10,989,586
Deutsche Bank AG, Registered	1,919,393	21,099,273
Deutsche Boerse AG	176,745	33,706,814
Hannover Rueck SE	56,167	12,000,586
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	130,262	48,956,033
		220,909,365
Ireland — 0.9%
AIB Group PLC	991,065	4,262,151
Bank of Ireland Group PLC	990,205	10,241,607
		14,503,758
Italy — 7.2%
Assicurazioni Generali SpA	1,031,400	21,482,120
FinecoBank Banca Fineco SpA	567,984	8,609,323
Intesa Sanpaolo SpA	15,010,243	39,467,801
Mediobanca Banca di Credito Finanziario SpA	554,027	5,949,796
Poste Italiane SpA(b)	485,466	5,052,217
UniCredit SpA	1,786,752	35,405,345
		115,966,602
Netherlands — 4.6%
ABN AMRO Bank NV, CVA(b)	374,196	5,997,335
Aegon NV	1,666,300	7,602,869
EXOR NV, NVS(a)	100,715	8,288,753
ING Groep NV(a)	3,465,016	42,974,124
NN Group NV	259,416	9,673,717
		74,536,798
Norway — 1.1%
DNB Bank ASA	864,348	15,203,948
Gjensidige Forsikring ASA	186,266	3,244,705
		18,448,653
Security	Shares	Value

Spain — 6.9%
Banco Bilbao Vizcaya Argentaria SA	5,607,567	$41,052,906
Banco Santander SA	15,614,060	54,853,392
CaixaBank SA	4,117,886	15,242,793
		111,149,091
Sweden — 9.0%
EQT AB	329,042	7,086,956
Industrivarden AB, Class A	121,707	3,482,420
Industrivarden AB, Class C	143,461	4,096,748
Investor AB, Class A	463,773	10,169,537
Investor AB, Class B	1,691,740	36,343,874
Kinnevik AB, Class B(a)	224,881	3,694,336
L E Lundbergforetagen AB, Class B	70,858	3,399,846
Nordea Bank Abp	3,077,522	34,189,011
Skandinaviska Enskilda Banken AB, Class A	1,501,942	17,078,246
Svenska Handelsbanken AB, Class A	1,358,369	12,007,690
Swedbank AB, Class A	841,893	14,629,095
		146,177,759
Switzerland — 14.0%
Baloise Holding AG, Registered	42,654	7,139,988
Banque Cantonale Vaudoise, Registered.	27,911	2,936,918
Credit Suisse Group AG, Registered(a)	3,313,296	2,981,455
Julius Baer Group Ltd.	198,722	14,239,660
Partners Group Holding AG	21,144	20,525,174
Swiss Life Holding AG, Registered	28,709	18,949,565
Swiss Re AG	280,424	28,239,794
UBS Group AG, Registered	3,113,072	63,359,003
Zurich Insurance Group AG	139,886	67,838,023
		226,209,580
United Kingdom — 24.7%
3i Group PLC	904,566	20,125,723
abrdn PLC	1,877,079	5,030,062
Admiral Group PLC	169,575	4,928,548
Aviva PLC	2,606,229	13,876,452
Barclays PLC	14,721,951	29,656,062
Hargreaves Lansdown PLC	332,198	3,363,255
HSBC Holdings PLC	18,564,864	133,803,402
Legal & General Group PLC	5,547,756	16,368,775
Lloyds Banking Group PLC	62,574,150	38,015,088
London Stock Exchange Group PLC	351,618	36,917,524
M&G PLC	2,090,009	5,401,703
NatWest Group PLC, NVS	4,936,908	16,262,655
Phoenix Group Holdings PLC	694,915	5,177,501
Prudential PLC	2,552,822	39,060,814
Schroders PLC	831,208	5,091,071
St. James’s Place PLC	504,740	7,676,138
Standard Chartered PLC	2,286,391	18,115,378
		398,870,151
Total Long-Term Investments — 98.3%
(Cost: $1,718,617,141)		1,589,035,313

Schedule of Investments (unaudited) (continued)	iShares® MSCI Europe Financials ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.75%(c)(d)	610,000	$610,000

Total Short-Term Securities — 0.1%
(Cost: $610,000)		610,000

Total Investments — 98.4%
(Cost: $1,719,227,141)		1,589,645,313

Other Assets Less Liabilities — 1.6%		26,393,813

Net Assets — 100.0%		$1,616,039,126
(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$2,031,168	$—		$(2,028,665	)(b)	$(2,382)	$(121)	$—	—	$30,257	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	370,000	240,000	(b)	—		—	—	610,000	610,000	15,351		—
						$(2,382)	$(121)	$610,000		$45,608		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).

(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	346	06/16/23	$16,497	$378,787
FTSE 100 Index	88	06/16/23	8,696	170,340
				$549,127

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

Schedule of Investments (unaudited) (continued)	iShares® MSCI Europe Financials ETF
April 30, 2023

Fair Value Hierarchy as of Period End (continued)

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks.	$—	$1,589,035,313	$—	$1,589,035,313
Short-Term Securities
Money Market Funds	610,000	—	—	610,000
	$610,000	$1,589,035,313	$—	$1,589,645,313
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$549,127	$—	$549,127

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares

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